Note 2 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 01, 2022	Jun. 25, 2020	Sep. 01, 2016
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)				1,062,067
Treasury Stock, Shares, Acquired (in shares)		253,220
Treasury Stock, Value, Acquired, Cost Method	$ 537,855	$ 1,727,378
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in shares)		6,312
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	1,000,000
Preferred Stock, Par or Stated Value Per Share (in shares)	1		0
Treasury Stock [Member]
Treasury Stock, Value, Acquired, Cost Method	$ 537,855	$ 1,727,378
2016 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					500,000
2016 Restricted Stock Plan [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Expense	449,089	527,671
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 546,000	$ 867,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 2 months 12 days	2 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	130,185
2016 Restricted Stock Plan [Member] | Treasury Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		50,000